SEGMENT AND RELATED INFORMATION (DETAILS 3) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 28, 2012		Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011		Sep. 30, 2011	Jul. 01, 2011	Apr. 01, 2011	Dec. 28, 2012		Dec. 30, 2011		Dec. 31, 2010
Revenues from external customers and long-lived assets [Line Items]
Revenues	$ 2,972.7		$ 2,947.6	$ 2,690.7	$ 2,361.5	$ 2,393.2		$ 2,471.7	$ 2,360.3	$ 2,319.8	$ 10,972.5		$ 9,545.0		$ 9,177.1
Property and equipment at cost, net	687.5	[1],[2]				269.4	[1],[2]				687.5	[1],[2]	269.4	[1],[2]
United States [Member]
Revenues from external customers and long-lived assets [Line Items]
Revenues											8,640.2		8,329.7		8,385.4
Property and equipment at cost, net	320.4	[1]				209.5	[1]				320.4	[1]	209.5	[1]
International [Member]
Revenues from external customers and long-lived assets [Line Items]
Property and equipment at cost, net	367.1	[1]				59.9	[1]				367.1	[1]	59.9	[1]
United Kingdom [Member]
Revenues from external customers and long-lived assets [Line Items]
Property and equipment at cost, net	24.5	[1]				27.2	[1]				24.5	[1]	27.2	[1]
Canada
Revenues from external customers and long-lived assets [Line Items]
Revenues											1,304.0	[3]	180.3	[3]	162.3	[3]
Property and equipment at cost, net	313.2	[1],[4]				8.7	[1],[4]				313.2	[1],[4]	8.7	[1],[4]
Other foreign countries [Member]
Revenues from external customers and long-lived assets [Line Items]
Revenues											1,056.0		1,065.3		646.9
Property and equipment at cost, net	29.4	[1]				24.0	[1]				29.4	[1]	24.0	[1]
Geographical Area Elimination [Member]
Revenues from external customers and long-lived assets [Line Items]
Revenues											$ (27.7)		$ (30.3)		$ (17.5)

[1]	Property and equipment at cost, net is categorized by the location of incorporation of the legal entities. Property and equipment in Canada became a significant portion of our total property and equipment due to our acquisition of Flint in fiscal year 2012.
[2]	The unamortized computer software costs were $71.1 million and $60.8 million, respectively, as of December 28, 2012 and December 30, 2011. The increase in property and equipment from December 30, 2011 to December 28, 2012 was due primarily to the assets acquired as part of the Flint acquisition on May 14, 2012.
[3]	Revenues from Canada exceeded 10% of our consolidated revenues for the year ended December 28, 2012 due to our acquisition of Flint in fiscal year 2012.
[4]	Property and equipment in Canada became a significant portion of our total property and equipment due to our acquisition of Flint in fiscal year 2012.